SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

6.SEGMENT AND GEOGRAPHIC INFORMATION

In accordance with IFRS 8, Operating Segments, the Company’s operating segments are based on the management approach. Accordingly, segments must be classified and disclosed based on the criteria used internally by the chief operating decision maker (CODM) for the allocation of resources and the evaluation of performance of the components of SCHMID. The Chief Executive Officer, who allocates resources and evaluates segment performance based on the reports regularly submitted to him is the CODM.

As the CODM examines the Company’s performance from a product perspective and has therefore identified two operating segments:

(1)	Technical equipment and processes includes mainly the sale of machines including installation and extended warranties.
(2)	Spare parts and services includes the sale of spare parts as well as services including repairs, modifications of machines and inspections.

The operating segments are also the reporting segments of the Company.

The performance of the operating segments is measured on the basis of revenue and Segment Adjusted EBITDA, as measured for management reporting purposes. The measure is defined as net profit (loss) calculated in accordance with IFRS Accounting Standards before financial result including result from at equity investments, taxes, depreciation and amortization.

Assets are neither allocated to the operating segments nor regularly provided to the CODM.

SCHMID’s key financial metrics by segment are as follows:

	2024
	Technical			Total
	equipment	Spare parts		management
	and processes	and services	Other	reporting
Revenues	49,593	11,192	51	60,836
Segment adjusted EBITDA	611	2,459	(77,527)	(74,457)

	2023
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,743	11,503	—	90,246
Segment adjusted EBITDA	12,872	3,787	22,440	39,099

	2022
	Technical			Total
	equipment	Spare parts		management
in € thousand	and processes	and services	Other	reporting
Revenues	78,778	16,280	—	95,058
Segment adjusted EBITDA	14,155	9,329	(3,546)	19,937

The column “Other” includes costs related to head office and group services as well as certain effects not directly attributable to the operating segments.

In 2024, the expense in “Other” is mainly due to the share listing expense amounting to €71,631 thousand as well as other cost associated with the listing (€ 1,765 thousand), legal and consulting (€3,607 thousand) as well as general and administration costs (€3,250 thousand).

In the financial year ended December 31, 2023 the column “Other” includes costs related to head office and group services as well as certain effects not directly attributable to the operating segments. In 2023, the increase in “Other” is mainly due to the reversal of the impairment of the Silicon receivables (€21.375 thousand) and the gain resulting from bonus payments relating to disposals of several entities (€ 4,700 thousand) and reversal of impairment of shareholder loan (€1,418 thousand). In addition, the column “Other” include costs associated with the listing (€5,410 thousand), G&A costs like salaries and insurances (€2,207 thousand) and compensation (€1,875 thousand).

For the year ended December 31, 2022 the column “Other” include costs related to head office and group services such as legal and consulting expenses (€1,146 thousand), G&A costs like insurances and salaries (€2,385 thousand). Additionally, the column “others” contains topics which are not attributable to the operating segments.

Reconciliation from total Segment Adjusted EBITDA to income (loss) for the period according to IFRS:

in € thousand	2024	2023	2022
Total segment adjusted EBITDA	(74,457)	39,099	19,937
Financial result	(3,824)	9,594	(11,988)
Amortization and depreciation	(7,315)	(6,904)	(6,283)
Share of profit (loss) in joint ventures	—	(1,057)	—
Income tax benefit (expense)	1,492	(2,778)	1,924
Net income (loss) for the period	(84,104)	37,953	3,591

Revenue can be split into the following geographical areas:

in € thousand	2024	2023	2022
China	13,320	15,308	39,424
Taiwan	3,160	1,634	12,846
USA	22,207	17,522	11,478
Germany	3,819	9,577	10,743
Malaysia	2,186	16,681	7,915
Austria	6,678	17,810	3,928
Other	9,464	11,714	8,724
Total	60,835	90,246	95,058

The revenues are allocated based on the country of the customer receiving the service or goods.

There are three customers in 2024 with a revenue share of more than 10% individually of the total revenues. The revenue with the first customer amounts to €7,866 thousand (2023: €17,649 thousand, 2022: €25,092 thousand), €6,500 thousand for the second customer (2023: €16,361 thousand, 2022: €11,876 thousand) and €6,232 thousand for the third customer (2023: €12,280 thousand, 2022: €0 thousand). Revenue for these three customers is recognized within both the “Technical equipment and processes” and “Spare parts and services” operating segments.

Non-current assets are distributed among geographical areas as follows:

in € thousand	12/31/2024	12/31/2023
Germany	25,833	26,853
China	1,741	2,504
Other	460	376
Total	28,034	29,733

The non-current assets include property, plant and equipment as well as intangible assets.